Segment information - Major Customers (Details) - Contract Revenues - Customer Concentration Risk	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Total S.A Group (Total)
Revenue, Major Customer [Line Items]
Concentration risk percentage	18.00%	16.00%	13.00%
Petroleo Brasileiro S.A (Petrobras)
Revenue, Major Customer [Line Items]
Concentration risk percentage	17.00%	19.00%	20.00%
Exxon Mobil Corp (Exxon)
Revenue, Major Customer [Line Items]
Concentration risk percentage	13.00%	14.00%	10.00%
LLOG
Revenue, Major Customer [Line Items]
Concentration risk percentage	13.00%	9.00%	2.00%
Statoil ASA (Statoil)
Revenue, Major Customer [Line Items]
Concentration risk percentage	10.00%	12.00%	13.00%